Private Placement	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor has purchased an aggregate of 3,900,250 Private Placement Warrants at a price of $1.00 per Private Placement Warrant ($3,900,250 in the aggregate). The excess of the proceeds over the fair value of the Private Placement Warrants has been recognized as a capital contribution from the Sponsor.

Each Private Placement Warrant is exercisable to purchase one share of Class A Common Stock at a price of $11.50 per share. The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Class A Common Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

On October 21, 2022, the Company consummated the private placement of 1,150,000 warrants at a price of $1.00 per warrant (the “October 2022 Private Placement Warrants”), generating total proceeds of $1,150,000. The October 2022 Private Placement Warrants were purchased by the Sponsor and are substantially similar to the private placement warrants issued to the Sponsor at the time of IPO in October 2021. The October 2022 Private Placement

Warrants have been issued pursuant to and are governed by a Warrant Agreement that is substantially similar to the Warrant Agreement that the Company entered into at the time of the IPO. Similar to the private placement warrants issued at the time of the IPO, the October 2022 Private Placement Warrants will not be transferable, assignable or salable until 30 days after the Company’s initial business combination and, unlike such private placement warrants, are not redeemable by the Company at any time (including following transfer by the Sponsor or its permitted transferees).

The proceeds received by the Company in connection with the issuance of the October 2022 Private Placement Warrants have been deposited in the trust account (the “Trust Account”) established at the time of the IPO. In accordance with the Company’s Amended and Restated Certificate of Incorporation, the deposit of such proceeds into the Trust Account on or prior to October 21, 2022 will extend by three months until January 21, 2023, which is the time the Company will have to consummate an initial business combination.

On January 20, 2023, the Company consummated the private placement of 1,150,000 warrants at a price of $1.00 per warrant (the “January 2023 Private Placement Warrants”), generating total proceeds of $1,150,000. In accordance with the Company’s Amended and Restated Certificate of Incorporation, the deposit of such proceeds into the Trust Account extended by another three months until April 21, 2023, which was the time the Company would have to consummate an initial business combination.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor has purchased an aggregate of 3,900,250 Private Placement Warrants at a price of $1.00 per Private Placement Warrant ($3,900,250 in the aggregate). The excess of the proceeds over the fair value of the Private Placement Warrants has been recognized as a capital contribution from the Sponsor.

Each Private Placement Warrant is exercisable to purchase one share of Class A Common Stock at a price of $11.50 per share. The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Proposed Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Class A Common Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

On October 21, 2022, the Company consummated the private placement of 1,150,000 warrants at a price of $1.00 per warrant (the “October 2022 Private Placement Warrants”), generating total proceeds of $1,150,000. The October 2022 Private Placement Warrants were purchased by the Sponsor and are substantially similar to the private placement warrants issued to the Sponsor at the time of IPO in October 2021. The October 2022 Private Placement Warrants have been issued pursuant to and are governed by a Warrant Agreement that is substantially similar to the Warrant Agreement that the Company entered into at the time of the IPO. Similar to the private placement warrants issued at the time of the IPO, the October 2022 Private Placement Warrants will not be transferable, assignable or salable until 30 days after the Company’s initial business combination and, unlike such private placement warrants, are not redeemable by the Company at any time (including following transfer by the Sponsor or its permitted transferees).

The proceeds received by the Company in connection with the issuance of the October 2022 Private Placement Warrants have been deposited in the trust account (the “Trust Account”) established at the time of the IPO. In accordance with the Company’s Amended and Restated Certificate of Incorporation, the deposit of such proceeds into the Trust Account on or prior to October 21, 2022 will extend by three months until January 21, 2023, which is the time the Company will have to consummate an initial business combination.

On January 20, 2023, the Company consummated the private placement of 1,150,000 warrants at a price of $1.00 per warrant (the “January 2023 Private Placement Warrants”), generating total proceeds of $1,150,000. In accordance with the Company’s Amended and Restated Certificate of Incorporation, the deposit of such proceeds into the Trust Account will extend by another three months until April 21, 2023, which is the time the Company will have to consummate an initial business combination.